EQUITY ACCOUNTED INVESTMENTS EQUITY ACCOUNTED INVESTMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 07, 2018	Aug. 28, 2018
Disclosure Of Associates And Joint Ventures [Line Items]
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	$ (9,800)	$ 5,063
Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	(8,068)
GGP Inc. (“GGP”) | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Loss on revaluation of equity interest in acquiree held by acquirer immediately before acquisition date	$ 502
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date				$ 7,800
Equity accounted investments				$ 10,800
Forest City [Member] | Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Equity accounted investments			$ 1,500